UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04906

Dreyfus State Municipal Bond Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	01/31/19

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund
January 31, 2019 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 97.6%
Connecticut - 95.1%
Connecticut,
GO, Ser. A	5.00	3/1/2026	5,000,000	5,572,000
Connecticut,
GO, Ser. A	5.00	10/15/2025	1,645,000	1,827,677
Connecticut,
GO, Ser. D	5.00	11/1/2031	2,500,000	2,640,000
Connecticut,
GO, Ser. D	5.00	11/1/2028	5,000,000	5,301,750
Connecticut,
GO, Ser. D	5.00	11/1/2027	5,000,000	5,314,000
Connecticut,
Special Tax Obligation Revenue
Bonds (Transportation Infrastructure
Purposes) Ser. A	4.00	9/1/2035	5,000,000	5,151,550
Connecticut,
Special Tax Obligation Revenue
Bonds (Transportation Infrastructure
Purposes) Ser. A	5.00	8/1/2034	3,000,000	3,312,420
Connecticut,
Special Tax Obligation Revenue
Bonds (Transportation Infrastructure
Purposes) Ser. A	5.00	10/1/2024	2,730,000	3,060,166
Connecticut,
Special Tax Obligation Revenue
Bonds (Transportation Infrastructure
Purposes) Ser. B	5.00	12/1/2021	1,500,000	1,621,245
Connecticut Development Authority,
Power Supply System Revenue
Bonds, Refunding, Ser. A	4.38	9/1/2028	3,900,000	4,103,151
Connecticut Development Authority,
Water Facilities Revenue Bonds
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/2021	4,500,000	4,784,715
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Ascension Health
Senior Credit)	5.00	11/15/2040	10,000,000	10,204,200
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Covenant Home)
Ser. B	5.00	12/1/2040	2,010,000	2,196,046

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Connecticut - 95.1% (continued)
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Fairfield University
Issue) Ser. Q-1	5.00	7/1/2046	1,000,000		1,092,520
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Greenwich
Academy) (Insured; Assured
Guaranty Municipal Corp.) Ser. E	5.25	3/1/2032	6,880,000		8,482,283
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Hartford
HealthCare) Ser. E	5.00	7/1/2027	3,265,000		3,657,910
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Hartford
HealthCare) Ser. F	5.00	7/1/2045	2,500,000		2,651,600
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Healthcare Facility
Expansion Issue - Church Home of
Hartford Inc., Project) Ser. A	5.00	9/1/2053	1,500,000	[a]	1,505,565
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Healthcare Facility
Expansion Issue - Church Home of
Hartford Inc., Project) Ser. A	5.00	9/1/2046	1,000,000	[a]	1,013,810
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Loomis Chaffee
School) (Insured; AMBAC) Ser. F	5.25	7/1/2028	1,760,000		2,173,477
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Stamford Hospital)
Ser. I	5.00	7/1/2030	6,750,000		7,000,020
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Stamford Hospital)
Ser. K	4.00	7/1/2046	2,000,000		1,976,940
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Western
Connecticut Health) Ser. M	5.38	7/1/2041	1,000,000		1,061,700
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds, Refunding
(Bridgeport Hospital) Ser. D	5.00	7/1/2025	3,625,000		3,977,749

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Connecticut - 95.1% (continued)
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds, Refunding
(Connecticut College) Ser. L	4.00	7/1/2046	2,000,000	2,011,420
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds, Refunding (Fairfield
University) Ser. R	5.00	7/1/2032	1,000,000	1,150,840
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds, Refunding (Hartford
HealthCare) Ser. A	5.00	7/1/2041	2,000,000	2,101,740
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds, Refunding (Hartford
HealthCare) Ser. A	5.00	7/1/2032	1,000,000	1,057,820
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds, Refunding
(Quinnipiac University) Ser. L	5.00	7/1/2036	5,000,000	5,606,450
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds, Refunding
(Quinnipiac University) Ser. L	5.00	7/1/2045	3,000,000	3,317,670
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds, Refunding
(Quinnipiac University) Ser. M	5.00	7/1/2036	200,000	223,368
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds, Refunding (Sacred
Heart University) Ser. I	5.00	7/1/2042	2,000,000	2,198,480
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds, Refunding (State
Supported Child Care)	5.00	7/1/2025	1,490,000	1,584,779
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds, Refunding (Trinity
Health Credit Group)	5.00	12/1/2045	7,500,000	8,246,475
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds, Refunding
(University of New Haven) Ser. K-1	5.00	7/1/2036	1,000,000	1,094,970
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds, Refunding (Yale New
Haven Health) Ser. E	5.00	7/1/2027	3,960,000	4,511,549

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Connecticut - 95.1% (continued)
Connecticut Higher Education
Supplemental Loan Authority,
Revenue Bonds (Chesla Loan
Program) Ser. A	5.00	11/15/2021	1,450,000		1,545,526
Connecticut Higher Education
Supplemental Loan Authority,
Revenue Bonds (Chesla Loan
Program) Ser. A	5.00	11/15/2022	1,400,000		1,518,608
Connecticut Higher Education
Supplemental Loan Authority,
Revenue Bonds (Chesla Loan
Program) Ser. A	5.00	11/15/2023	1,400,000		1,539,496
Connecticut Municipal Electric Energy
Cooperative,
Power Supply System Revenue
Bonds, Refunding, Ser. A	5.00	1/1/2038	3,000,000		3,281,070
Connecticut Municipal Electric Energy
Cooperative,
Revenue Bonds, Refunding, Ser. A	5.00	1/1/2022	1,505,000		1,640,390
Connecticut Revolving Fund,
General Revenue Bonds (Green
Bonds) Ser. A	5.00	3/1/2029	2,500,000		2,930,100
Connecticut Transmission Municipal
Electric Energy Cooperative,
Revenue Bonds, Refunding, Ser. A	5.00	1/1/2042	3,000,000		3,223,920
Eastern Connecticut Resource Recovery
Authority,
Solid Waste Revenue Bonds
(Wheelabrator Lisbon Project) Ser. A	5.50	1/1/2020	1,670,000		1,696,737
Greater New Haven Water Pollution
Control Authority,
Regional Wastewater System
Revenue Bonds (Insured; National
Public Finance Guarantee Corp.)	5.00	8/15/2035	25,000		25,071
Greater New Haven Water Pollution
Control Authority,
Regional Wastewater System
Revenue Bonds, Refunding, Ser. B	5.00	8/15/2029	1,500,000		1,700,850
Greater New Haven Water Pollution
Control Authority,
Regional Wastewater System
Revenue Bonds, Refunding, Ser. B	5.00	8/15/2026	700,000		803,103
Greater New Haven Water Pollution
Control Authority,
Regional Wastewater System
Revenue Bonds, Refunding, Ser. B	5.00	8/15/2027	1,250,000		1,426,412
Harbor Point Infrastructure
Improvement District,
Special Obligation Revenue Bonds,
Refunding (Harbor Point Project)	5.00	4/1/2039	4,000,000	[a]	4,185,120

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Connecticut - 95.1% (continued)
Hartford County Metropolitan District,
Clean Water Project Revenue Bonds
(Green Bonds) Ser. A	5.00	11/1/2042	2,000,000	2,199,480
Hartford County Metropolitan District,
Clean Water Project Revenue Bonds,
Refunding, Ser. A	5.00	4/1/2031	3,510,000	3,803,717
Metropolitan District,
GO, Ser. 2018	5.00	7/15/2034	2,065,000	2,385,984
New Britain,
GO (Insured; Assured Guaranty
Corp.)	5.00	4/1/2024	3,600,000	3,985,776
New Haven,
GO, Ser. B	5.00	8/15/2026	610,000	705,733
New Haven,
GO, Ser. B	5.00	8/15/2027	750,000	858,435
South Central Connecticut Regional
Water Authority,
Water System Revenue Bonds
(Insured; National Public Finance
Guarantee Corp.)	5.25	8/1/2024	1,000,000	1,175,630
South Central Connecticut Regional
Water Authority,
Water System Revenue Bonds,
Refunding	5.00	8/1/2033	1,500,000	1,634,085
South Central Connecticut Regional
Water Authority,
Water System Revenue Bonds,
Refunding	5.00	8/1/2027	3,000,000	3,375,150
South Central Connecticut Regional
Water Authority,
Water System Revenue Bonds,
Refunding	5.00	8/1/2032	1,370,000	1,494,862
South Central Connecticut Regional
Water Authority,
Water System Revenue Bonds, Ser. A	5.00	8/1/2039	1,500,000	1,671,750
South Central Connecticut Regional
Water Authority,
Water Systems Revenue Bonds,
Refunding, Ser. B	5.00	8/1/2037	3,430,000	3,879,844
South Central Connecticut Regional
Water Authority,
Water Systems Revenue Bonds,
Refunding, Ser. B	5.00	8/1/2038	3,500,000	3,946,530
South Central Connecticut Regional
Water Authority,
Water Systems Revenue Bonds,
Refunding, Ser. B-1	5.00	8/1/2041	2,445,000	2,802,801
University of Connecticut,
GO, Ser. A	5.00	2/15/2025	1,000,000	1,002,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 97.6% (continued)
Connecticut - 95.1% (continued)
University of Connecticut,
Special Obligation Student Fee
Revenue Bonds, Refunding, Ser. A	5.00	11/15/2024	5,000,000	5,525,150
University of Connecticut,
Special Obligation Student Fee
Revenue Bonds, Ser. A	5.25	11/15/2047	4,000,000	4,501,200
Waterbury,
GO, Ser. A	5.00	11/15/2038	2,500,000	2,799,300
				196,052,385
U.S. Related - 2.5%
Children's Trust Fund,
Tobacco Settlement Revenue Bonds,
Ser. A	0.00	5/15/2050	12,000,000 [b]	1,593,600
Puerto Rico Highway & Transportation
Authority,
Highway Revenue Bonds, Refunding
(Insured; Assured Guaranty
Municipal Corporation) Ser. 2007 CC	5.25	7/1/2034	1,500,000	1,643,475
Virgin Islands Port Authority,
Marine Revenue Bonds, Refunding,
Ser. B	5.00	9/1/2044	2,000,000	1,785,600
				5,022,675
Total Long-Term Municipal Investments
(cost $197,988,190)				201,075,060

Short-Term Municipal Investments - 1.3%
Connecticut - 1.3%
Connecticut Health and Educational
Facilities Authority,
Revenue Bonds (Yale University) Ser.
V-1
(cost $2,700,000)	1.48	2/1/2019	2,700,000 [c]	2,700,000
Total Investments (cost $200,688,190)			98.9%	203,775,060
Cash and Receivables (Net)			1.1%	2,305,002
Net Assets			100.0%	206,080,062

[a]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, these securities were valued at $6,704,495 or 3.25% of net assets.

[b]	Security issued with a zero coupon. Income is recognized through the accretion of discount.
[c]

The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Connecticut Fund
January 31, 2019 (Unaudited)

The following is a summary of the inputs used as of January 31, 2019 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	203,775,060	-	203,775,060

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2019, accumulated net unrealized appreciation on investments was $3,086,870, consisting of $5,350,953 gross unrealized appreciation and $2,264,083 gross unrealized depreciation.

At January 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund
January 31, 2019 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0%
Massachusetts - 96.8%
Boston Housing Authority,
Capital Program Revenue Bonds
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/2024	1,885,000		1,890,259
Commonwealth of Massachusetts,
GO (Insured; AMBAC) Ser. A	5.50	8/1/2030	1,750,000		2,252,495
Commonwealth of Massachusetts,
GO (Insured; Assured Guaranty
Municipal Corp.) Ser. B	5.25	9/1/2023	1,000,000		1,153,230
Commonwealth of Massachusetts,
GO, 3 Month LIBOR +0.55%	2.25	11/1/2025	5,000,000	[a]	4,978,350
Commonwealth of Massachusetts,
GO, Ser. 2017 A	5.00	4/1/2047	3,250,000		3,657,062
Commonwealth of Massachusetts,
Special Obligation Dedicated Tax
Revenue Bonds (Insured; National
Public Finance Guarantee Corp.)	5.50	1/1/2023	3,000,000		3,415,830
Commonwealth of Massachusetts,
Transportation Fund Revenue Bonds
(Rail Enhancement and Accelerated
Bridge Programs)	5.00	6/1/2041	1,500,000		1,687,500
Commonwealth of Massachusetts
Federal,
Highway Grant Anticipation Note
Revenue Bonds, Ser. 2013 A	5.00	6/15/2023	1,325,000		1,466,881
Martha's Vineyard Land Bank,
Revenue Bonds (Green Bonds)
(Insured; Build America Mutual
Assurance Company) Ser. 2017	5.00	5/1/2033	500,000		581,635
Massachusetts Bay Transportation
Authority,
GO (Unrefunded Balance) (General
Transportation System)	7.00	3/1/2021	395,000		416,026
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue Bonds
(Insured; National Public Finance
Guarantee Corp.) Ser. B	5.50	7/1/2027	3,000,000		3,790,290
Massachusetts Bay Transportation
Authority,
Senior Sales Tax Revenue Bonds, Ser.
2015 A	5.00	7/1/2040	2,000,000		2,232,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Massachusetts - 96.8% (continued)
Massachusetts Clean Energy
Cooperative Corporation,
Revenue Bonds (Massachusetts
Municipal Lighting Plant
Cooperative) Ser. 2013	5.00	7/1/2024	2,580,000		2,915,477
Massachusetts Development Finance
Agency,
Revenue Bonds (Baystate Medical
Center Issue) Ser. N	5.00	7/1/2034	1,475,000		1,624,329
Massachusetts Development Finance
Agency,
Revenue Bonds (Berklee College of
Music Issue)	5.00	10/1/2031	1,000,000		1,072,910
Massachusetts Development Finance
Agency,
Revenue Bonds (Boston University
Issue) Ser. BB-1	4.00	10/1/2046	2,000,000		2,046,320
Massachusetts Development Finance
Agency,
Revenue Bonds (Caregroup) Ser.
2018 J-1	5.00	7/1/2043	1,295,000		1,407,302
Massachusetts Development Finance
Agency,
Revenue Bonds (Children's Hospital
Issue) Ser. P	5.00	10/1/2033	4,000,000		4,542,520
Massachusetts Development Finance
Agency,
Revenue Bonds (Dana-Farber Cancer
Institute Issue) Ser. 2016 N	5.00	12/1/2041	1,000,000		1,111,250
Massachusetts Development Finance
Agency,
Revenue Bonds (Dana-Farber Cancer
Institute Issue) Ser. 2016 N	5.00	12/1/2046	2,000,000		2,212,360
Massachusetts Development Finance
Agency,
Revenue Bonds (Linden Ponds Inc.)	5.13	11/15/2046	1,500,000		1,529,370
Massachusetts Development Finance
Agency,
Revenue Bonds (North Hill
Communities Issue) Ser. A	6.50	11/15/2023	2,000,000	[b,c]	2,401,220
Massachusetts Development Finance
Agency,
Revenue Bonds (Partners HealthCare
System Issue) Ser. M-4	5.00	7/1/2039	2,000,000		2,175,180
Massachusetts Development Finance
Agency,
Revenue Bonds (Provident
Commonwealth Education Resources
Issue) (UMass Boston Student
Housing Project)	5.00	10/1/2048	1,000,000		1,051,180

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Massachusetts - 96.8% (continued)
Massachusetts Development Finance
Agency,
Revenue Bonds (Seven Hills
Foundation & Affiliates)	5.00	9/1/2045	1,500,000		1,547,400
Massachusetts Development Finance
Agency,
Revenue Bonds (Suffolk University
Issue)	5.00	7/1/2030	1,000,000		1,037,180
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (Berklee
College of Music Issue)	5.00	10/1/2046	750,000		835,628
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (Boston
College Issue) Ser. 2017 T	5.00	7/1/2042	1,000,000		1,139,660
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (Boston
Medical Center Issue) Ser. 2016 E	5.00	7/1/2037	1,000,000		1,073,480
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (Brandeis
University Issue) Ser. O-1	5.00	10/1/2029	1,475,000		1,507,184
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (Brandeis
University Issue) Ser. O-1	5.00	10/1/2026	1,250,000		1,277,275
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding
(CareGroup Issue) Ser. 2016 I	5.00	7/1/2037	1,500,000		1,648,755
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding
(CareGroup Issue) Ser. H-1	5.00	7/1/2033	500,000		553,285
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (College
of the Holy Cross Issue)	5.00	9/1/2041	800,000		902,480
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (Lahey
Health System Obligated Group
Issue)	5.00	8/15/2040	2,000,000		2,156,820
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding
(NewBridge Charles)	5.00	10/1/2047	1,000,000	[b]	1,034,020

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Massachusetts - 96.8% (continued)
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding
(NewBridge Charles)	5.00	10/1/2057	1,500,000	[b]	1,543,440
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (Partners
HealthCare System Issue)	5.00	7/1/2047	1,500,000		1,659,075
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (Partners
HealthCare System Issue) Ser. O-2	5.00	7/1/2032	5,070,000		5,745,476
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (South
Shore Hospital Issue) Ser. 2016 I	5.00	7/1/2041	1,000,000		1,082,190
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (Suffolk
University Issue)	6.00	7/1/2024	330,000		335,399
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (Suffolk
University)	5.00	7/1/2036	755,000		829,926
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (Suffolk
University)	5.00	7/1/2035	1,000,000		1,103,050
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (The
Broad Institute Inc.)	5.00	4/1/2037	1,000,000		1,156,420
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (Tufts
Medical Center Issue) Ser. I	5.50	1/1/2022	595,000		634,484
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (UMass
Memorial Health Care Obligated
Group Issue) Ser. 2016 I	5.00	7/1/2046	1,000,000		1,076,150
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (Umass
Memorial Health Care Obligated
Group) Ser. 2017 L	5.00	7/1/2031	1,000,000		1,135,700
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (Umass
Memorial Health Care) Ser. 2011 H	5.50	7/1/2031	25,000		26,730

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Massachusetts - 96.8% (continued)
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding (WGBH
Educational Foundation Issue)	5.00	1/1/2040	1,000,000	1,121,360
Massachusetts Development Finance
Agency,
Revenue Bonds, Refunding
(Whitehead Institute for Biomedical
Research Issue)	5.00	6/1/2023	1,350,000	1,449,185
Massachusetts Educational Financing
Authority,
Education Loan Revenue Bonds
(Issue I)	5.00	1/1/2025	1,500,000	1,710,945
Massachusetts Educational Financing
Authority,
Education Loan Revenue Bonds,
Refunding (Issue K) Ser. 2013	5.25	7/1/2029	1,035,000	1,104,687
Massachusetts Port Authority,
Revenue Bonds, Refunding, Ser. 2010
B	5.00	7/1/2027	5,475,000	5,725,317
Massachusetts Port Authority,
Revenue Bonds, Refunding, Ser. 2012
B	5.00	7/1/2025	1,500,000	1,657,965
Massachusetts Port Authority,
Revenue Bonds, Refunding, Ser. 2014
C	5.00	7/1/2025	1,500,000	1,740,405
Massachusetts Port Authority,
Revenue Bonds, Refunding, Ser. 2016
A	5.00	7/1/2035	2,055,000	2,368,901
Massachusetts Port Authority,
Revenue Bonds, Refunding, Ser. 2017
A	5.00	7/1/2042	1,000,000	1,112,260
Massachusetts Port Authority,
Revenue Bonds, Ser. 2015 B	5.00	7/1/2045	1,000,000	1,090,810
Massachusetts Port Authority,
Revenue Bonds, Ser. 2016 B	4.00	7/1/2046	2,500,000	2,543,275
Massachusetts School Building
Authority,
Senior Dedicated Sales Tax Revenue
Bonds, Refunding, Ser. 2012 A	5.00	8/15/2022	1,000,000	1,113,340
Massachusetts School Building
Authority,
Senior Dedicated Sales Tax Revenue
Bonds, Refunding, Ser. 2012 A	5.00	8/15/2021	2,500,000	2,706,075
Massachusetts School Building
Authority,
Senior Dedicated Sales Tax Revenue
Bonds, Refunding, Ser. 2015 C	5.00	8/15/2037	3,000,000	3,374,250

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.0% (continued)
Massachusetts - 96.8% (continued)
Massachusetts School Building
Authority,
Senior Dedicated Sales Tax Revenue
Bonds, Ser. 2011 B	5.00	10/15/2035	4,000,000		4,291,600
Massachusetts State College Building
Authority,
Project Revenue Bonds (Insured;
National Public Finance Guarantee
Corp.) (Escrowed to Maturity) Ser. A	0.00	5/1/2026	5,385,000	[d]	4,543,594
Massachusetts State College Building
Authority,
Project Revenue Bonds (Insured;
XLCA) Ser. B	5.50	5/1/2028	1,450,000		1,764,273
Massachusetts State College Building
Authority,
Revenue Bonds, Ser. 2012 A	5.00	5/1/2027	980,000		1,075,060
Massachusetts State College Building
Authority,
Revenue Bonds, Ser. 2012 A	5.00	5/1/2022	1,020,000	[c]	1,122,979
Massachusetts Transportation Trust
Fund,
Metropolitan Highway System
Revenue Bonds, Refunding, Ser. 2010
B	5.00	1/1/2027	4,000,000		4,113,280
Massachusetts Water Resources
Authority,
General Revenue Bonds, Refunding,
Ser. 2011 C	5.00	8/1/2025	2,000,000		2,153,220
Metropolitan Boston Transit Parking
Corporation,
Systemwide Senior Lien Parking
Revenue Bonds, Ser. 2011	5.00	7/1/2024	1,320,000		1,418,446
Springfield Water and Sewer
Commission,
Revenue Bonds, Ser. 2017 C	5.00	4/15/2037	650,000		750,978
					132,705,188
U.S. Related - 2.2%
Children's Trust Fund,
Tobacco Settlement Revenue Asset-
Backed Bonds, Ser. A	0.00	5/15/2050	5,000,000	[d]	664,000
Puerto Rico Highway & Transportation
Authority,
Highway Revenue Bonds (Insured;
Assured Guaranty Municipal
Corporation) Ser. CC	5.25	7/1/2033	1,000,000		1,098,050
Virgin Islands Port Authority,
Marine Revenue Bonds, Refunding,
Ser. 2014 B	5.00	9/1/2044	1,500,000		1,339,200
					3,101,250

Total Investments (cost $132,214,660)	99.0%	135,806,438
Cash and Receivables (Net)	1.0%	1,323,865
Net Assets	100.0%	137,130,303

LIBOR—London Interbank Offered Rate

a Variable rate security—rate shown is the interest rate in effect at period end.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, these securities were valued at $4,978,680 or 3.63% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Massachusetts Fund
January 31, 2019 (Unaudited)

The following is a summary of the inputs used as of January 31, 2019 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	135,806,438	-	135,806,438

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2019, accumulated net unrealized appreciation on investments was $3,591,778, consisting of $4,950,509 gross unrealized appreciation and $1,358,731 gross unrealized depreciation.

At January 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund
January 31, 2019 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1%
Pennsylvania - 98.2%
Adams County Industrial Development
Authority,
Revenue Bonds, Refunding
(Gettysburg College) Ser. 2010	5.00	8/15/2025	1,000,000		1,044,680
Allegheny County,
GO, Ser. C-70	5.00	12/1/2034	3,000,000		3,289,110
Allegheny County,
GO, Ser. C-74	5.00	12/1/2034	1,000,000		1,131,810
Allegheny County,
GO, Ser. C-74	5.00	12/1/2031	1,040,000		1,185,538
Allegheny County Hospital
Development Authority,
Revenue Bonds, Refunding, Ser. 2018
A	5.00	4/1/2031	2,000,000		2,290,580
Allentown Neighborhood Improvement
Zone Development Authority,
Tax Revenue Bonds (City Center
Project)	5.00	5/1/2042	1,000,000	[a]	1,058,760
Allentown Neighborhood Improvement
Zone Development Authority,
Tax Revenue Bonds (City Control
Project)	5.00	5/1/2033	500,000	[a]	540,290
Beaver County Hospital Authority,
Revenue Bonds (Heritage Valley
Health System, Inc.)	5.00	5/15/2028	1,575,000		1,670,713
Berks County Industrial Development
Authority,
Healthcare Facilities Revenue Bonds
(The Highlands at Wyomissing)	5.00	5/15/2047	600,000		625,566
Berks County Industrial Development
Authority,
Healthcare Facilities Revenue Bonds
(The Highlands at Wyomissing)	5.00	5/15/2042	500,000		523,070
Berks County Industrial Development
Authority,
Healthcare Facilities Revenue Bonds,
Refunding (The Highlands at
Wyomissing)	5.00	5/15/2043	500,000		525,915
Berks County Industrial Development
Authority,
Healthcare Facilities Revenue Bonds,
Refunding (The Highlands at
Wyomissing)	5.00	5/15/2038	415,000		439,481

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Pennsylvania - 98.2% (continued)
Bethlehem Authority,
Guaranteed Water Revenue Bonds
(Insured; Build America Mutual
Assurance Company) Ser. 2014	5.00	11/15/2031	2,000,000		2,191,340
Boyertown Area School District,
GO, Ser. 2014	5.00	10/1/2037	2,050,000		2,241,818
Bucks County Water and Sewer
Authority,
Sewer Revenue Bonds (Insured;
Assured Guaranty Municipal Corp.)
Ser. A	5.00	12/1/2037	500,000		567,640
Canonsburg-Houston Joint Authority,
Sewer Revenue Bonds, Ser. A	5.00	12/1/2040	2,000,000		2,220,360
Centre County Hospital Authority,
Hospital Revenue Bonds, Refunding
(Mount Nittany Medical Center
Project) Ser. 2016 A	5.00	11/15/2041	750,000		819,240
Charleroi Area School Authority,
School Revenue Bonds (Insured;
National Public Finance Guarantee
Corp.) Ser. C	0.00	10/1/2020	2,000,000	[b]	1,918,960
Clairton Municipal Authority,
Sewer Revenue Bonds, Ser. B	5.00	12/1/2037	2,000,000		2,125,580
Commonwealth Financing Authority of
Pennsylvania,
Tobacco Master Settlement Payment
Revenue Bonds, Ser. 2018	5.00	6/1/2034	1,000,000		1,127,750
Commonwealth of Pennsylvania,
CP, Refunding, Ser. A	5.00	7/1/2034	1,000,000		1,132,130
Commonwealth of Pennsylvania,
GO, Ser. 2013	5.00	10/15/2029	3,000,000		3,343,020
Cumberland County Municipal
Authority,
Revenue Bonds (Diakon Lutheran
Social Ministries Project) Ser. 2015	5.00	1/1/2038	1,000,000		1,055,350
Dauphin County General Authority,
Revenue Bonds (Pinnacle Health
System Project) Ser. 2012 A	5.00	6/1/2042	3,030,000		3,228,192
Delaware County Authority,
Revenue Bonds (Villanova
University)	5.00	8/1/2040	2,170,000		2,460,172
Delaware County Authority,
Revenue Bonds, Refunding (Cabrini
University) Ser. 2017	5.00	7/1/2042	1,000,000		1,043,180
Delaware River Joint Toll Bridge
Commission,
Bridge System Revenue Bonds, Ser.
2017	5.00	7/1/2032	1,000,000		1,171,130

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Pennsylvania - 98.2% (continued)
Delaware River Port Authority,
Revenue Bonds, Ser. 2010 D	5.00	1/1/2020	1,000,000		1,030,340
Delaware River Port Authority,
Revenue Bonds, Ser. 2013	5.00	1/1/2037	3,000,000		3,307,890
Delaware Valley Regional Finance
Authority,
Revenue Bonds (Insured; CNTY Gtd.)
Ser. 2018 B, MUNIPSA +0.42%	1.85	9/1/2022	2,000,000	[c]	2,000,520
East Hempfield Township Industrial
Development Authority,
Revenue Bonds, Refunding (Willow
Valley Communities Project) Ser.
2016	5.00	12/1/2039	600,000		649,266
Franklin County Industrial
Development Authority,
Revenue Bonds (Menno-Haven Inc
Obligated Group) Ser. 2018	5.00	12/1/2048	1,000,000		1,009,990
Geisinger Authority,
Revenue Bonds, Refunding (Geisinger
Health System) Ser. 2014 A	5.00	6/1/2041	2,500,000		2,727,550
Lancaster County Hospital Authority,
Health Center Revenue Bonds,
Refunding (Masonic Villages Project)
Ser. 2015	5.00	11/1/2035	1,000,000		1,083,980
Lancaster County Hospital Authority,
Revenue Bonds, Refunding (Brethren
Village Project) Ser. 2017	5.13	7/1/2037	1,000,000		1,039,050
Lancaster County Hospital Authority,
Revenue Bonds, Refunding
(University of Pennsylvania Health
System) Ser. 2016 A	5.00	8/15/2042	1,800,000		1,982,376
Montgomery County Higher Education
& Health Authority,
Revenue Bonds, Refunding
(Philadelphia Presbytery Homes
Project) Ser. 2017	5.00	12/1/2047	1,000,000		1,028,680
Montgomery County Industrial
Development Authority,
Retirement Community Revenue
Bonds (Adult Communities Total
Services, Inc. Retirement - Life
Communities, Inc. Obligated Group)	5.00	11/15/2036	3,200,000		3,456,768
Montgomery County Industrial
Development Authority,
Revenue Bonds (Meadwood Senior
living Project) Ser. 2018 A	5.00	12/1/2048	1,000,000		1,043,430
Montgomery County Industrial
Development Authority,
Revenue Bonds, Refunding (Jefferson
Health System) Ser. 2012 A	5.00	10/1/2041	2,000,000		2,129,540

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Pennsylvania - 98.2% (continued)
Pennsylvania Economic Development
Financing Authority,
Sewage Sludge Disposal Revenue
Bonds (Philadelphia Biosolids Facility
Project)	6.25	1/1/2032	1,000,000	1,026,780
Pennsylvania Higher Educational
Facilities Authority,
Health System Revenue Bonds,
Refunding (University of
Pennsylvania)	5.00	8/15/2040	1,500,000	1,664,505
Pennsylvania Higher Educational
Facilities Authority,
Revenue Bonds, Refunding (Drexel
University)	5.00	5/1/2035	1,750,000	1,950,900
Pennsylvania Higher Educational
Facilities Authority,
Revenue Bonds, Refunding (Drexel
University)	5.00	5/1/2041	1,000,000	1,108,100
Pennsylvania Higher Educational
Facilities Authority,
Revenue Bonds, Refunding (Thomas
Jefferson University)	5.00	9/1/2030	1,170,000	1,327,856
Pennsylvania Higher Educational
Facilities Authority,
Revenue Bonds, Refunding (Thomas
Jefferson University)	5.00	9/1/2045	1,500,000	1,666,725
Pennsylvania Higher Educational
Facilities Authority,
Revenue Bonds, Refunding
(University of the Sciences in
Philadelphia) Ser. 2015 A	5.00	11/1/2031	1,000,000	1,124,660
Pennsylvania Housing Finance Agency,
Capital Fund Securitization Revenue
Bonds (Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/2025	1,210,000	1,213,618
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special
Revenue Bonds, Refunding, Ser. 2016	5.00	12/1/2036	3,000,000	3,351,240
Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue Bonds,
Ser. 2018 B	5.25	12/1/2048	1,000,000	1,136,630
Pennsylvania Turnpike Commission,
Oil Franchise Tax Senior Revenue
Bonds, Refunding, Ser. 2016 A	5.00	12/1/2032	3,000,000	3,462,600
Pennsylvania Turnpike Commission,
Turnpike Revenue Bonds, Ser. A	5.00	12/1/2042	1,000,000	1,066,880
Pennsylvania Turnpike Commission,
Turnpike Revenue Bonds, Ser. B	5.00	12/1/2036	1,605,000	1,795,417

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Pennsylvania - 98.2% (continued)
Pennsylvania Turnpike Commission,
Turnpike Revenue Bonds, Ser. C	5.00	12/1/2043	2,500,000	2,691,500
Philadelphia Airport,
Airport Revenue Bonds, Refunding,
Ser. A	5.00	6/15/2035	2,000,000	2,228,860
Philadelphia Airport,
Revenue Bonds, Refunding, Ser. A	5.00	7/1/2047	1,500,000	1,642,035
Philadelphia Authority for Industrial
Development,
Hospital Revenue Bonds (The
Children's Hospital of Philadelphia
Project) Ser. 2014 A	5.00	7/1/2042	3,000,000	3,281,730
Philadelphia Authority for Industrial
Development,
Revenue Bonds (Housing-University
Square Apartments Project) Ser.
2017 I	5.00	12/1/2037	1,250,000	1,352,400
Philadelphia Authority for Industrial
Development,
Revenue Bonds (Independence
Charter School Project) Ser. A	5.50	9/15/2037	1,700,000	1,700,544
Philadelphia Authority for Industrial
Development,
Revenue Bonds, Refunding (Temple
University) Ser. 2015	5.00	4/1/2045	1,500,000	1,660,200
Philadelphia Authority for Industrial
Development,
Revenue Bonds, Refunding (Thomas
Jefferson University) Ser. 2017 A	5.00	9/1/2047	1,000,000	1,094,390
Philadelphia Gas Works,
Gas Works Revenue Bonds,
Refunding	5.00	8/1/2031	1,250,000	1,417,750
Philadelphia Gas Works,
Gas Works Revenue Bonds,
Refunding	5.00	8/1/2032	1,000,000	1,130,390
Philadelphia Housing Authority,
Capital Fund Program Revenue
Bonds (Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/2021	1,685,000	1,690,257
Philadelphia School District,
GO, Ser. B	5.00	9/1/2043	1,000,000	1,091,340
Philadelphia School District,
GO, Ser. F	5.00	9/1/2038	1,000,000	1,099,030
Pittsburgh,
GO (Insured; Build America Mutual
Assurance Company)	5.00	9/1/2030	1,585,000	1,798,817
Pittsburgh Urban Redevelopment
Authority,
MFHR (West Park Court Project)
(Collateralized; GNMA)	4.90	11/20/2047	1,155,000	1,155,959

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1% (continued)
Pennsylvania - 98.2% (continued)
Reading Area Water Authority,
Water Revenue Bonds, Ser. 2011	5.00	12/1/2031	2,000,000	2,149,660
State Public School Building Authority,
College Revenue Bonds, Refunding
(Montgomery County Community
College)	5.00	5/1/2038	1,115,000	1,219,420
State Public School Building Authority,
Revenue Bonds, Refunding (The
School District of the City of
Harrisburg Project) (Insured;
Assured Guaranty Municipal Corp.)	5.00	12/1/2032	2,000,000	2,277,060
Susquehanna Area Regional Airport
Authority,
Revenue Bonds, Refunding, Ser. B	4.00	1/1/2033	1,300,000	1,314,508
West Shore Area Authority,
Revenue Bonds, Refunding (Holy
Spirit Hospital of the Sisters of
Christian Charity Project)	6.00	1/1/2026	995,000	1,075,963
Westmoreland County Municipal
Authority,
Municipal Service Revenue Bonds
(Insured; Build America Mutual
Assurance Company)	5.00	8/15/2042	1,000,000	1,097,480
Wilkes-Barre Finance Authority,
Revenue Bonds, Refunding
(University of Scranton) Ser. A	5.00	11/1/2034	1,000,000	1,131,850
York County,
GO, Ser. B	5.00	6/1/2031	1,000,000	1,147,550
				121,805,359
U.S. Related - .9%
Puerto Rico Highway & Transportation
Authority,
Highway Revenue Bonds, Refunding
(Insured; Assured Guaranty
Municipal Corporation) Ser. 2007 CC	5.25	7/1/2034	1,000,000	1,095,650
Total Investments (cost $120,805,804)			99.1%	122,901,009
Cash and Receivables (Net)			0.9%	1,054,467
Net Assets			100.0%	123,955,476

MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

[a]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, these securities were valued at $1,599,050 or 1.29% of net assets.

[b]	Security issued with a zero coupon. Income is recognized through the accretion of discount.
[c]	Variable rate security—rate shown is the interest rate in effect at period end.

STATEMENT OF INVESTMENTS
Dreyfus State Municipal Bond Funds, Dreyfus Pennsylvania Fund
January 31, 2019 (Unaudited)

The following is a summary of the inputs used as of January 31, 2019 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	122,901,009	-	122,901,009

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2019, accumulated net unrealized appreciation on investments was $2,095,205, consisting of $3,055,691 gross unrealized appreciation and $960,486 gross unrealized depreciation.

At January 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus State Municipal Bond Funds

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      March 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      March 18, 2019

By:         /s/ James Windels

               James Windels

               Treasurer

Date:      March 18, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)